Federated Hermes Government Obligations Fund Average Annual Total Returns - SDG Shares [Member] - SDG	12 Months Ended	18 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.19%	4.26%
Performance Inception Date		Mar. 30, 2022